SEGMENT INFORMATION	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Segment Reporting [Abstract]
SEGMENT INFORMATION

NOTE 11 — SEGMENT INFORMATION

The Company operates in one operating segment, and therefore one reportable segment, focused on the development of differentiated therapies to treat chronic inflammatory and immune-mediated conditions of high unmet need. This determination, that the Company operates as a single operating segment, is consistent with the financial information regularly reviewed by the Company’s Chief Operating Decision Maker (“CODM”) for purposes of evaluating performance, allocating resources, and planning and forecasting for future periods. The Company’s Chief Executive Officer (“CEO”) is the CODM.

The accounting policies for the single operating segment are the same as those described in “Note 2—Significant Accounting Policies.” The CODM uses net loss based on net loss that is reported on the unaudited condensed consolidated statement of operations and comprehensive loss to allocate resources (including employees, property, and financial resources), predominantly during the annual budget and forecasting process. The Company’s CODM views specific program spend within research and development expenses as well as overall general and administrative expenses as significant segment expenses. As a pre-product revenue company, the CODM also considers budget versus actual results for expenses that are deemed significant and cash forecast models for assessing performance and to decide the level of investment in the Company’s operating and capital allocation activities. Further, the measure of segment assets is reported on the unaudited condensed consolidated balance sheet as total consolidated assets. All long-lived assets are held in the United States. All revenues are generated in the US.

The following table presents segment revenue and significant expenses regularly reviewed by the CODM for the three months ended March 31, 2026 and 2025:

	Three Months Ended March 31,
(in thousands)	2026	2025
Royalty revenues	$86	$202
Operating expenses
Research and development:
Repibresib (VYN201)	150	2,577
VYN202	194	2,521
Other segment items*	473	1,026
General and administrative	3,085	3,275
Total operating expenses	3,902	9,399
Operating loss	(3,816)	(9,197)
Other income, net	231	594
Loss from continuing operations before income taxes	(3,585)	(8,603)
Income tax expense	—	—
Loss from continuing operations	(3,585)	(8,603)
Income (loss) from discontinued operations, net of income taxes	—	(8)
Net loss	$(3,585)	$(8,611)
*

Other segment items relate to research and development expenses that cannot be directly allocated to one specific product candidate, such as employee-related expenses, consulting, quality control, regulatory, and general IP legal expenses.

Accordingly, the Company manages its operations as a single operating and reportable segment, and the unaudited condensed consolidated financial statements and notes thereto are presented as a single reportable segment.

NOTE 15 — SEGMENT INFORMATION

The Company operates in one operating segment, and therefore one reportable segment, focused on the development of differentiated therapies to treat inflammatory and immune-mediated conditions of high unmet need. This determination, that the Company operates as a single operating segment, is consistent with the financial information regularly reviewed by the Chief Operating Decision Maker (“CODM”) for purposes of evaluating performance, allocating resources, and planning and forecasting for future periods. The Company’s Chief Executive Officer (“CEO”) is the CODM.

The accounting policies for the single operating segment are the same as those described in “Note 2—Significant Accounting Policies.” The CODM uses net loss based on net loss that is reported on the consolidated statement of operations and comprehensive loss to allocate resources (including employees, property, and financial resources), predominantly during the annual budget and forecasting process. The Company’s CODM views specific program spend within research and development expenses as well as overall general and administrative expenses as significant segment expenses. As a pre-product revenue company, the CODM also considers budget versus actual results for expenses that are deemed significant and cash forecast models for assessing performance and to decide the level of investment in the Company’s operating and capital allocation activities. Further, the measure of segment assets is reported on the consolidated balance sheet as total consolidated assets. All long-lived assets are held in the United States. All revenues are generated in the US.

The following table presents segment revenue and significant expenses regularly reviewed by the CODM for the years ended December 31, 2025 and 2024 (in thousands):

	Year ended December 31,
	2025	2024
Royalty revenues	$570	$501
Operating expenses
Research and development:
Repibresib (VYN201)	8,487	16,271
VYN202	7,756	11,262
Other segment items*	2,994	3,413
General and administrative	11,082	13,192
Total operating expenses	30,319	44,138
Operating loss	(29,749)	(43,637)
Other income, net	3,017	3,834
Loss from continuing operations before income taxes	(26,732)	(39,803)
Income tax expense	4	4
Loss from continuing operations	(26,736)	(39,807)
Income (loss) from discontinued operations, net of income taxes	253	(27)
Net loss	$(26,483)	$(39,834)
*

Other segment items relate to research and development expenses that cannot be directly allocated to one specific product candidate, such as employee-related expenses, consulting, quality control, regulatory, and general IP legal expenses.

Accordingly, the Company manages its operations as a single operating and reportable segment, and the consolidated financial statements and notes thereto are presented as a single reportable segment.